Subsequent Events (Details) - USD ($)	Aug. 09, 2022	Aug. 08, 2022	Aug. 05, 2022	Jul. 14, 2022	Feb. 02, 2022	Oct. 27, 2021	Aug. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Chardan holds shares of common stock			9,593,970
Common shares, par value, (per share)			$ 0.0001					$ 0.0001	$ 0.0001
Fee after the consummation of the Business Combination						$ 155,082
Redemption price per share			$ 10.03					$ 10.00	$ 10.00
Aggregate redemption amount			$ 96,192,551.15
Chardan Capital Markets
Subsequent Event [Line Items]
Chardan holds shares of common stock							56,250
Common shares, par value, (per share)							$ 0.0001
Subsequent Events.
Subsequent Event [Line Items]
Aggregate redemption amount	$ 95,939,700
Subsequent Events. | Chardan Capital Markets | Wag Labs
Subsequent Event [Line Items]
Contingent fee payable				$ 400,000
Threshold calendar days for approving the transaction				14 days
Agreed to forfeited shares		50,000
Subsequent Events. | Subscription Agreements | PIPE and Backstop Investors
Subsequent Event [Line Items]
Chardan holds shares of common stock					500,000
Subsequent Events. | Business Combination Agreement
Subsequent Event [Line Items]
Chardan holds shares of common stock	500,000
Common shares, par value, (per share)	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	9,593,970
Redemption price per share	$ 10.03
Aggregate redemption amount	$ 96,200,000
Subsequent Events. | Forward Purchase Agreement
Subsequent Event [Line Items]
Maximum number of aggregate shares to be purchased			2,393,378
Shares Purchase Price			$ 10.30
Subsequent Events. | Forward Purchase Agreement | Investors
Subsequent Event [Line Items]
Common shares, par value, (per share)			$ 0.0001
Maximum number of aggregate shares to be purchased			2,393,378
Shares Purchase Price			$ 10.30